SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Class of Stock [Line Items]
Dividends paid	$ 20,025	$ 20,149	$ 27,182
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses	1,212	2,514
Employee Stock Option [Member]
Class of Stock [Line Items]
Shares issued in exercise of option	489,102
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	401,295	895,552
Ordinary shares reserved for issuance	1,206,580
Unrecognized compensation cost	447
Unrecognized compensation cost, weighted-average recognition period	8 months 5 days
Compensation expenses	1,212
Common Stock [Member]
Class of Stock [Line Items]
Shares of stock issued				7,659,000
Proceeds from initial public offering				84,200
Proceeds from offering after deducting underwriting discounts and commissions and offering expenses				$ 75,422
Shares issued in exercise of option				999,000